Security Deposits and Other Assets (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Security Deposits and Other Assets
NOTE 7	SECURITY DEPOSITS AND OTHER ASSETS

On January 24, 2020, the Company replaced the letter of credit held for lease property 654 Madison Avenue with a security deposit of $84,915.

On February 9, 2017, a retainer in the amount of $300,401 was paid to a service provider, pursuant to a Master Services Agreement which expires in 2022. The retainer represented 10% of the amount of estimated direct costs expected to be incurred by the service provider, in connection with clinical development services provided under the Master Services Agreement.

NOTE 7 SECURITY DEPOSITS AND OTHER ASSETS

On February 9, 2017, the Predecessor paid a retainer in the amount of $300,401 to a service provider, pursuant to a Master Services Agreement which expires on October 23, 2020. The retainer represented 10% of the amount of estimated direct costs expected to be incurred by the service provider, in connection with clinical development services provided under the Master Services Agreement.

On June 14, 2018, the Predecessor paid a security deposit in the amount of $63,220 pursuant to a lease agreement which expires on December 28, 2025.